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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Atticus Management Limited
--------------------------------------------------------------------------------
Business Address
P.O. Box 100, Sydney Vane House, Admiral Park
St. Peter Port
Guernsey GY13EL

13F File Number: 28-12928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Kevin Tagami     Attorney-in-Fact        212-256-8000
--------------------------------------------------------------------------------
Name                               (Title)                        (Phone)


                                                 /s/ Kevin Tagami*
                                      ------------------------------------------
                                            (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                         New York, New York May 15, 2009
                                      ------------------------------------------
                                            (Place and Date of Signing)


* Pursuant to a Power of Attorney attached hereto.

Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers for all individual investment managers with respect to which report is filed, other than the manager filing this report.


   13F File No.: Name:
   ------------- ---------------------------
1. 28-11916      Atticus Capital LP
   ------------- ---------------------------